(Loss)/Earnings Per Share - Summary Of Computation Of (loss)/earnings Per Share Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	¥ 2,705	$ 371	¥ 3,334	¥ (13,130)
Denominator:
Weighted average number of shares outstanding- diluted	416,025,918	416,025,918	55,534,919	56,007,723
(Loss)/earnings per share - diluted | (per share)	¥ 0.01	$ 0	¥ 0.06	¥ (0.23)